Warrants - Warrant activity (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Warrants
Balance at beginning of period (in shares)	3,261	10,757	134
Issued (in shares)	108,156		24,768
Exercised (in shares)		(7,490)	(14,114)
Cancelled (in shares)		(6)	(1)
Balance at end of period (in shares)	111,417	3,261	10,757